Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	May 28, 2018
C000200717
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,774	$ 11,742	$ 11,698	$ 11,655	$ 11,609	$ 11,563	$ 11,516	$ 11,481	$ 11,421	$ 11,361	$ 11,300	$ 11,252	$ 11,204	$ 11,168	$ 11,119	$ 11,073	$ 11,025	$ 10,967	$ 10,909	$ 10,850	$ 10,804	$ 10,758	$ 10,703	$ 10,649	$ 10,606	$ 10,555	$ 10,539	$ 10,505	$ 10,439	$ 10,389	$ 10,340	$ 10,358	$ 10,391	$ 10,373	$ 10,360	$ 10,401	$ 10,394	$ 10,402	$ 10,431	$ 10,450	$ 10,459	$ 10,456	$ 10,465	$ 10,475	$ 10,474	$ 10,473	$ 10,472	$ 10,480	$ 10,469	$ 10,468	$ 10,477	$ 10,475	$ 10,473	$ 10,471	$ 10,468	$ 10,466	$ 10,463	$ 10,459	$ 10,454	$ 10,425	$ 10,384	$ 10,278	$ 10,431	$ 10,416	$ 10,389	$ 10,372	$ 10,355	$ 10,337	$ 10,318	$ 10,299	$ 10,278	$ 10,257	$ 10,235	$ 10,203	$ 10,181	$ 10,150	$ 10,107	$ 10,106	$ 10,096	$ 10,076	$ 10,058	$ 10,038	$ 10,019	$ 10,001	$ 10,000
C000200719
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,836	11,803	11,757	11,714	11,666	11,618	11,571	11,533	11,473	11,411	11,349	11,300	11,250	11,212	11,163	11,115	11,065	11,006	10,947	10,886	10,839	10,792	10,736	10,692	10,636	10,585	10,567	10,543	10,465	10,414	10,363	10,381	10,413	10,394	10,380	10,420	10,422	10,429	10,458	10,475	10,483	10,490	10,488	10,496	10,494	10,492	10,490	10,487	10,485	10,483	10,491	10,488	10,485	10,492	10,489	10,485	10,481	10,476	10,470	10,440	10,398	10,291	10,443	10,427	10,409	10,391	10,363	10,344	10,324	10,303	10,282	10,259	10,226	10,204	10,180	10,148	10,105	10,102	10,091	10,071	10,051	10,031	10,011	10,001	10,000
C000200718
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 11,844	11,811	11,765	11,722	11,675	11,627	11,579	11,542	11,482	11,420	11,358	11,309	11,259	11,211	11,172	11,125	11,075	11,016	10,957	10,897	10,850	10,803	10,747	10,692	10,647	10,596	10,579	10,544	10,476	10,426	10,375	10,393	10,425	10,407	10,392	10,433	10,425	10,431	10,460	10,478	10,486	10,483	10,491	10,500	10,498	10,496	10,494	10,502	10,490	10,487	10,496	10,493	10,490	10,487	10,484	10,480	10,476	10,472	10,465	10,436	10,394	10,287	10,439	10,423	10,395	10,378	10,360	10,341	10,322	10,301	10,279	10,257	10,224	10,202	10,178	10,147	10,103	10,101	10,090	10,070	10,051	10,030	10,011	10,001	10,000
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Account Value	$ 11,865	11,824	11,784	11,746	11,703	11,656	11,611	11,567	11,517	11,461	11,410	11,363	11,309	11,260	11,210	11,164	11,116	11,064	11,014	10,965	10,915	10,866	10,822	10,773	10,730	10,696	10,650	10,615	10,582	10,544	10,509	10,493	10,466	10,449	10,444	10,441	10,434	10,433	10,430	10,428	10,429	10,428	10,427	10,428	10,427	10,427	10,426	10,427	10,426	10,426	10,425	10,425	10,424	10,422	10,422	10,420	10,419	10,418	10,416	10,415	10,415	10,414	10,384	10,368	10,355	10,340	10,327	10,307	10,289	10,268	10,249	10,227	10,204	10,184	10,162	10,144	10,124	10,105	10,084	10,067	10,052	10,033	10,018	10,001	10,000
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Account Value	$ 11,865	11,824	11,784	11,746	11,703	11,656	11,611	11,567	11,517	11,461	11,410	11,363	11,309	11,260	11,210	11,164	11,116	11,064	11,014	10,965	10,915	10,866	10,822	10,773	10,730	10,696	10,650	10,615	10,582	10,544	10,509	10,493	10,466	10,449	10,444	10,441	10,434	10,433	10,430	10,428	10,429	10,428	10,427	10,428	10,427	10,427	10,426	10,427	10,426	10,426	10,425	10,425	10,424	10,422	10,422	10,420	10,419	10,418	10,416	10,415	10,415	10,414	10,384	10,368	10,355	10,340	10,327	10,307	10,289	10,268	10,249	10,227	10,204	10,184	10,162	10,144	10,124	10,105	10,084	10,067	10,052	10,033	10,018	10,001	10,000
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Account Value	$ 11,865	11,824	11,784	11,746	11,703	11,656	11,611	11,567	11,517	11,461	11,410	11,363	11,309	11,260	11,210	11,164	11,116	11,064	11,014	10,965	10,915	10,866	10,822	10,773	10,730	10,696	10,650	10,615	10,582	10,544	10,509	10,493	10,466	10,449	10,444	10,441	10,434	10,433	10,430	10,428	10,429	10,428	10,427	10,428	10,427	10,427	10,426	10,427	10,426	10,426	10,425	10,425	10,424	10,422	10,422	10,420	10,419	10,418	10,416	10,415	10,415	10,414	10,384	10,368	10,355	10,340	10,327	10,307	10,289	10,268	10,249	10,227	10,204	10,184	10,162	10,144	10,124	10,105	10,084	10,067	10,052	10,033	10,018	10,001	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,171	11,128	11,123	10,884	10,826	11,007	10,891	11,168	11,021	10,865	10,617	10,517	10,342	10,610	10,513	10,663	10,693	10,299	9,852	10,010	10,271	10,337	10,345	10,382	10,496	10,433	10,174	10,444	10,133	10,178	9,817	9,946	10,395	10,698	10,443	10,609	10,541	10,957	11,270	11,397	11,648	11,678	11,643	11,647	11,748	11,771	11,641	11,559	11,522	11,431	11,576	11,746	11,830	11,814	11,699	11,752	11,758	11,854	11,679	11,606	11,553	11,351	11,418	11,216	11,004	11,012	11,018	10,985	11,043	10,764	10,741	10,608	10,423	10,420	10,224	10,230	10,122	9,939	9,880	9,959	10,024	9,960	9,957	9,970	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,171	11,128	11,123	10,884	10,826	11,007	10,891	11,168	11,021	10,865	10,617	10,517	10,342	10,610	10,513	10,663	10,693	10,299	9,852	10,010	10,271	10,337	10,345	10,382	10,496	10,433	10,174	10,444	10,133	10,178	9,817	9,946	10,395	10,698	10,443	10,609	10,541	10,957	11,270	11,397	11,648	11,678	11,643	11,647	11,748	11,771	11,641	11,559	11,522	11,431	11,576	11,746	11,830	11,814	11,699	11,752	11,758	11,854	11,679	11,606	11,553	11,351	11,418	11,216	11,004	11,012	11,018	10,985	11,043	10,764	10,741	10,608	10,423	10,420	10,224	10,230	10,122	9,939	9,880	9,959	10,024	9,960	9,957	9,970	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,171	$ 11,128	$ 11,123	$ 10,884	$ 10,826	$ 11,007	$ 10,891	$ 11,168	$ 11,021	$ 10,865	$ 10,617	$ 10,517	$ 10,342	$ 10,610	$ 10,513	$ 10,663	$ 10,693	$ 10,299	$ 9,852	$ 10,010	$ 10,271	$ 10,337	$ 10,345	$ 10,382	$ 10,496	$ 10,433	$ 10,174	$ 10,444	$ 10,133	$ 10,178	$ 9,817	$ 9,946	$ 10,395	$ 10,698	$ 10,443	$ 10,609	$ 10,541	$ 10,957	$ 11,270	$ 11,397	$ 11,648	$ 11,678	$ 11,643	$ 11,647	$ 11,748	$ 11,771	$ 11,641	$ 11,559	$ 11,522	$ 11,431	$ 11,576	$ 11,746	$ 11,830	$ 11,814	$ 11,699	$ 11,752	$ 11,758	$ 11,854	$ 11,679	$ 11,606	$ 11,553	$ 11,351	$ 11,418	$ 11,216	$ 11,004	$ 11,012	$ 11,018	$ 10,985	$ 11,043	$ 10,764	$ 10,741	$ 10,608	$ 10,423	$ 10,420	$ 10,224	$ 10,230	$ 10,122	$ 9,939	$ 9,880	$ 9,959	$ 10,024	$ 9,960	$ 9,957	$ 9,970	$ 10,000